Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Key management personnel compensation	$ 6,538	$ 5,832
Independent members of the Board of Directors [Member]
Statement [Line Items]
Salaries, bonuses, fees and benefits	730	665
Share-based payments	396	615
Other members of key management [Member]
Statement [Line Items]
Salaries, bonuses, fees and benefits	2,201	2,791
Share-based payments	$ 3,211	$ 1,761